Revenue - Summary of deferred revenue (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019
Contract With Customer Liability [Line Items]
Balance at beginning of period	$ 32,616		$ 28,515		$ 28,515		$ 26,256		$ 22,787
Revenue recognized1	(89,432)	[1]	(80,963)	[1]	(334,524)	[2]	(305,812)	[2]	(283,383)	[2]
Additional amounts deferred1	91,717	[1]	82,557	[1]	338,625	[2]	308,071	[2]	286,852	[2]
Balance at end of period	34,900		30,109		32,616		28,515		26,256
Classified as:
Current	33,395		28,100		31,042		26,514		25,096		$ 22,787
Non-current	1,505		2,009		1,574		2,001		1,160		$ 0
Total deferred revenue	$ 34,900		$ 30,109		$ 32,616		$ 28,515		$ 26,256

[1]	Amounts include total revenue deferred and recognized during each respective period.
[2]	Amounts include total revenue deferred and recognized during each respective period